Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—7.2%
76,426		Alphabet, Inc., Class A	$ 16,271,860
431,242		AT&T, Inc.	12,631,078
154,825		Deutsche Telekom AG, Class REG	5,662,612
10,325		Meta Platforms, Inc.	7,627,077
218,425		Verizon Communications, Inc.	9,660,938
27,094		Walt Disney Co.	3,207,388
		TOTAL	55,060,953
		Consumer Discretionary—7.6%
83,700	[1]	Amazon.com, Inc.	19,167,300
174,650		Bath & Body Works, Inc.	5,101,527
39,305		General Motors Co.	2,302,880
20,250		Lowe’s Cos., Inc.	5,225,715
22,025		McDonald’s Corp.	6,905,718
119,725		Nike, Inc., Class B	9,263,123
274,800	[1]	PENN Entertaintment, Inc.	5,559,204
48,100		Whirlpool Corp.	4,480,515
		TOTAL	58,005,982
		Consumer Staples—6.2%
335,275		JBS NV-A	5,434,808
59,375		Philip Morris International, Inc.	9,923,344
74,125		Procter & Gamble Co.	11,640,590
100,891		The Coca-Cola Co.	6,960,470
140,331		WalMart, Inc.	13,609,300
		TOTAL	47,568,512
		Energy—5.9%
74,065		Chevron Corp.	11,894,839
67,178		ConocoPhillips	6,648,607
162,359		Exxon Mobil Corp.	18,556,010
133,950		Williams Cos., Inc.	7,753,026
		TOTAL	44,852,482
		Financials—25.1%
15,425		Assurant, Inc.	3,325,784
366,625		Bank of America Corp.	18,602,552
49,211	[1]	Berkshire Hathaway, Inc., Class B	24,752,149
97,825		Capital One Financial Co.	22,227,796
135,817		Charles Schwab Corp.	13,016,701
307,100		Citizens Financial Group, Inc.	16,055,188
67,575		Intercontinental Exchange, Inc.	11,933,745
88,166		JPMorgan Chase & Co.	26,574,996
101,700		KKR & Co., Inc.	14,186,133
25,400		S&P Global, Inc.	13,930,376
74,700		UMB Financial Corp.	9,105,930
92,025		Wells Fargo & Co.	7,562,615
34,950		Willis Towers Watson PLC	11,421,311
		TOTAL	192,695,276
		Health Care—14.6%
84,700		Abbott Laboratories	11,236,302

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
57,325		AbbVie, Inc.	$ 12,061,180
91,150		AstraZeneca PLC	14,571,765
70,025	[1]	Boston Scientific Corp.	7,387,638
100,578		Danaher Corp.	20,700,964
14,000		Humana, Inc.	4,251,240
50,025	[1]	IQVIA Holdings, Inc.	9,545,270
9,037		McKesson Corp.	6,205,166
140,967		Medtronic PLC	13,083,147
7,775		Thermo Fisher Scientific, Inc.	3,830,898
28,128		UnitedHealth Group, Inc.	8,716,023
		TOTAL	111,589,593
		Industrials—11.6%
27,341	[1]	Builders Firstsource, Inc.	3,791,650
112,800		Delta Air Lines, Inc.	6,968,784
17,125		Eaton Corp. PLC	5,979,023
3,625		GE Vernova, Inc.	2,222,016
19,950		Northrop Grumman Corp.	11,771,298
20,850		Parker-Hannifin Corp.	15,832,447
131,900		RTX Corp.	20,919,340
12,800	[1]	Saia, Inc.	3,794,688
26,800	[1]	Siemens Energy AG	2,844,831
15,750		United Rentals North America, Inc.	15,062,355
		TOTAL	89,186,432
		Information Technology—6.8%
28,500	[1]	Advanced Micro Devices, Inc.	4,634,955
48,400		Applied Materials, Inc.	7,780,784
43,025	[1]	Arista Networks, Inc.	5,875,064
107,175		Cisco Systems, Inc.	7,404,721
63,025		Dell Technologies, Inc.	7,698,504
328,675		Hewlett Packard Enterprise Co.	7,418,195
57,725		Microchip Technology, Inc.	3,752,125
7,374		Microsoft Corp.	3,736,332
26,465		TD SYNNEX Corp.	3,918,672
		TOTAL	52,219,352
		Materials—4.5%
178,728		Freeport-McMoRan, Inc.	7,935,523
36,719		Linde PLC	17,562,331
30,290		Vulcan Materials Co.	8,819,236
		TOTAL	34,317,090
		Real Estate—2.3%
29,974		American Tower Corp.	6,110,200
210,550		Brixmor Property Group, Inc.	5,893,294
7,150		Equinix, Inc.	5,621,259
		TOTAL	17,624,753
		Utilities—5.8%
334,039		CenterPoint Energy, Inc.	12,596,611
481,925		PPL Corp.	17,575,805
153,425		Southern Co.	14,161,127
		TOTAL	44,333,543
		TOTAL COMMON STOCKS (IDENTIFIED COST $574,157,237)	747,453,968

Shares		Value
	INVESTMENT COMPANY—1.9%
14,784,462	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[2] (IDENTIFIED COST $14,784,462)	14,784,462
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $588,941,699)	762,238,430
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	3,861,687
	NET ASSETS—100%	$766,100,117
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$16,179,058
Purchases at Cost	$115,418,347
Proceeds from Sales	$(116,812,943)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$14,784,462
Shares Held as of 8/31/2025	14,784,462
Dividend Income	$506,843

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated Equity Management Company of Pennsylvania, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality,coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$670,894,140	$—	$—	$670,894,140
International	53,480,620	23,079,208	—	76,559,828
Investment Company	14,784,462	—	—	14,784,462
TOTAL SECURITIES	$739,159,222	$23,079,208	$—	$762,238,430